Investment Portfolioas of December 31, 2022 (Unaudited)
DWS CROCI® U.S. Fund
	Shares	Value ($)

Common Stocks 99.3%
Communication Services 8.1%
Interactive Media & Services 4.6%
Alphabet, Inc. "A"*	301,453	26,597,197
Media 3.5%
Fox Corp. "A"	540,180	16,405,267
TEGNA, Inc.	187,015	3,962,848
		20,368,115
Consumer Discretionary 10.3%
Hotels, Restaurants & Leisure 1.1%
Boyd Gaming Corp.	121,811	6,642,354
Household Durables 5.3%
D.R. Horton, Inc.	247,246	22,039,508
Garmin Ltd.	94,489	8,720,390
		30,759,898
Specialty Retail 2.5%
AutoNation, Inc.*	51,109	5,483,996
Lowe's Companies, Inc.	22,801	4,542,871
Signet Jewelers Ltd.	64,837	4,408,916
		14,435,783
Textiles, Apparel & Luxury Goods 1.4%
Capri Holdings Ltd.*	78,285	4,487,296
Tapestry, Inc.	97,285	3,704,613
		8,191,909
Consumer Staples 4.4%
Food & Staples Retailing 0.5%
Kroger Co.	65,778	2,932,383
Food Products 2.9%
Tyson Foods, Inc. "A"	269,188	16,756,953
Tobacco 1.0%
Altria Group, Inc.	126,717	5,792,234
Energy 5.2%
Oil, Gas & Consumable Fuels
ConocoPhillips	24,486	2,889,348
Coterra Energy, Inc.	186,739	4,588,177
Exxon Mobil Corp.	16,853	1,858,886
Marathon Petroleum Corp.	54,199	6,308,222
Pioneer Natural Resources Co.	43,213	9,869,417
Valero Energy Corp.	37,437	4,749,258
		30,263,308

Financials 11.1%
Banks 4.0%
Bank of America Corp.	46,483	1,539,517
Citigroup, Inc.	71,662	3,241,272
JPMorgan Chase & Co.	85,381	11,449,592
U.S. Bancorp.	168,810	7,361,804
		23,592,185
Capital Markets 0.7%
State Street Corp.	49,886	3,869,657
Consumer Finance 6.4%
Capital One Financial Corp.	162,068	15,065,841
Discover Financial Services	138,326	13,532,433
Synchrony Financial	264,335	8,686,048
		37,284,322
Health Care 22.4%
Biotechnology 5.9%
AbbVie, Inc.	29,172	4,714,487
Gilead Sciences, Inc.	150,872	12,952,361
Regeneron Pharmaceuticals, Inc.*	17,963	12,960,125
Vertex Pharmaceuticals, Inc.*	12,911	3,728,438
		34,355,411
Health Care Equipment & Supplies 2.9%
Hologic, Inc.*	144,266	10,792,540
Medtronic PLC	76,149	5,918,300
		16,710,840
Health Care Providers & Services 2.2%
HCA Healthcare, Inc.	9,032	2,167,319
Laboratory Corp. of America Holdings	38,488	9,063,154
Tenet Healthcare Corp.*	34,930	1,704,235
		12,934,708
Pharmaceuticals 11.4%
Bristol-Myers Squibb Co.	362,305	26,067,845
Johnson & Johnson	69,969	12,360,024
Merck & Co., Inc.	68,264	7,573,891
Pfizer, Inc.	367,840	18,848,121
Viatris, Inc.	133,822	1,489,439
		66,339,320
Industrials 4.6%
Air Freight & Logistics 2.8%
C.H. Robinson Worldwide, Inc.	18,554	1,698,804
Expeditors International of Washington, Inc.	137,765	14,316,539
		16,015,343
Professional Services 1.8%
ManpowerGroup, Inc.	49,270	4,099,757
Robert Half International, Inc.	87,010	6,423,948
		10,523,705
Information Technology 27.6%
Communications Equipment 2.6%
Cisco Systems, Inc.	320,429	15,265,238

Electronic Equipment, Instruments & Components 1.6%
Flex Ltd.*	90,954	1,951,873
Jabil, Inc.	107,433	7,326,930
		9,278,803
IT Services 9.0%
Amdocs Ltd.	118,049	10,730,654
Cognizant Technology Solutions Corp. "A"	440,494	25,191,852
Fidelity National Information Services, Inc.	36,044	2,445,585
Global Payments, Inc.	57,084	5,669,583
SS&C Technologies Holdings, Inc.	163,628	8,518,474
		52,556,148
Semiconductors & Semiconductor Equipment 5.8%
Broadcom, Inc.	8,857	4,952,214
KLA Corp.	26,241	9,893,644
QUALCOMM, Inc.	171,304	18,833,162
		33,679,020
Software 4.7%
Microsoft Corp.	102,811	24,656,134
Oracle Corp.	28,729	2,348,309
		27,004,443
Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc.	147,765	19,199,106
Hewlett Packard Enterprise Co.	112,917	1,802,155
HP, Inc.	60,657	1,629,854
		22,631,115
Materials 5.6%
Chemicals 3.9%
LyondellBasell Industries NV "A"	159,219	13,219,954
Olin Corp.	118,037	6,248,879
The Mosaic Co.	66,104	2,899,982
		22,368,815
Containers & Packaging 0.2%
Westrock Co.	40,879	1,437,306
Metals & Mining 1.5%
Nucor Corp.	63,841	8,414,882
Total Common Stocks (Cost $592,060,232)		577,001,395

Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 4.2% (a) (Cost $4,188,740)	4,188,740	4,188,740

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $596,248,972)	100.0	581,190,135
Other Assets and Liabilities, Net	(0.0)	(277,000)
Net Assets	100.0	580,913,135
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended December 31, 2022 are as follows:
Value ($) at 9/30/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2022	Value ($) at 12/31/2022
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.07% (a) (b)
2,225,720	—	2,225,720 (c)	—	—	2,694	—	—	—
Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 4.2% (a)
3,471,632	18,718,071	18,000,963	—	—	30,895	—	4,188,740	4,188,740
5,697,352	18,718,071	20,226,683	—	—	33,589	—	4,188,740	4,188,740

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended December 31, 2022.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$577,001,395	$—	$—	$577,001,395
Short-Term Investments	4,188,740	—	—	4,188,740
Total	$581,190,135	$—	$—	$581,190,135

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DCUS-PH1
R-080548-2 (1/25)